Property, plant and equipment - Right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Property, plant and equipment (owned assets)	€ 19,399	€ 25,894
Right-of-use assets	9,100	12,098
Total property, plant and equipment	28,499	37,992
Total property, plant and equipment	19,399	25,894
Additions to right-of-use assets	3,103	7,387	€ 3,828
Depreciation, right-of-use assets	4,108	3,960
Aggregate continuing and discontinued operations
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Additions to right-of-use assets	4,173	7,387
Discontinued Operations
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Depreciation, right-of-use assets	1,091	€ 1,227
Assets and Liabilities Classified as Held for Sale [Member]
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Total property, plant and equipment	€ 9,264